Schedule of Activity in the Company's Warranty Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Guarantees and Product Warranties [Abstract]
Beginning balance	$ 50	$ 200	$ 1,575
Additions
Settlements			(875)
Adjustments and other		(150)	(500)
Ending balance	$ 50	$ 50	$ 200